LEASES - Sale Type Leases Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Expected credit loss provision (Note 29)	$ (83)	$ 163	$ 0
TGNH Pipelines
Lessee, Lease, Description [Line Items]
Expected credit loss provision (Note 29)	73	149	$ 0
Mexico Natural Gas Pipelines | TGNH Pipelines
Lessee, Lease, Description [Line Items]
Sales-type lease, aggregate investment	$ 407	$ 2,319